Administration Expenses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Corporate administration		$ 4,232	$ 3,732
Employee benefits and salaries		3,878	3,864
Professional fees		2,375	2,552
Administration expenses before share-based compensation		10,485	10,148
Equity settled share-based compensation (a non-cash expense)		3,888	3,246
Total administration expenses	[1]	$ 14,373	$ 13,394

[1]	1.Equity settled share-based compensation (a non-cash item) is included in administration expenses and project evaluation